Subsequent event	6 Months Ended
Jun. 30, 2020
Subsequent event
Subsequent event

21.Subsequent event

From July 1, 2020 to the reporting date, the Company issued 1,232,500 shares at a price of US$2.56 per share for gross proceeds of US$3,155,200 for warrants exercised by investors. These warrants were granted to investors through a concurrent placement with the offering of 4,250,000 common shares on November 9, 2018.

On July 7, 2020, the Company issued 28,517 shares at a price of US$3.20 per share for no consideration in relation to 75,315 warrants exercised by a placement agent granted under a Placement Agent Agreement on November 9, 2018.

From July 1, 2020 to the reporting date, the Company issued 81,250 shares at prices ranging from of $2.00 to $4.00 per share for gross proceeds of $182,500 for warrants exercised by investors.

From July 1, 2020 to the reporting date, the Company issued 135,171 shares at prices ranging from of $0.30 to $2.00 per share for gross proceeds of $88,644 for options exercised by investors.

On July 13, 2020, the Company and the Agents amended the Sales Agreement for ATM offering to increase the aggregate offering price to up to US$59,500,000 (Note 11). From July 14, 2020 to the reporting date, the Company has issued 4,412,804 Shares for the ATM offering for gross proceeds of US$15,926,266. Share issue costs related to the ATM offering are US$478,140.